Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)
Goodwill
Impairment of goodwill	¥ 0	¥ 0	¥ 37,593
Impairment of Long-lived Assets
Impairment of long-lived assets	¥ 0	¥ 3,096	¥ 31,765
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Financial Guarantee liabilities
Gain on guarantee liability	¥ 9,662	¥ 27,035	¥ 138,483
Maximum potential future payment	11,158	30,275
Allowance for guarantee assets	171	387	8,053
Revenue recognition
Contract liabilities		1,885	6,890	¥ 66,576
Accounts receivable, net	18,627	36,854			$ 2,701
Impairment loss on equity investment	36,600	0	15,908
Impairment loss on equity investment without readily determinable fair values	¥ 50,000	0	0
Value added Tax ("VAT")
Percentage of value added tax	6.00%
Segment reporting
Number of reportable segment | segment	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%
Transfer of reserves	¥ 0
Profit appropriation to general reserve fund and statutory surplus fund	¥ 716	516	1,104
Operating lease term	12 months				12 months
Right-of-use assets	¥ 0
Lease liabilities	0
Underpayment of taxes	¥ 100				$ 15
Period of statue of limitation	10 years
Allowance for bad debts	¥ 7,107	4,396	369	¥ 4,780
Amortization of intangible asset	0	¥ 3,526	¥ 11,709
Prior period errors relating to accounts receivable	6,047
Restatement adjustment
Statutory reserves
Allowance for bad debts	2,903
Impairment of intangible assets	3,096
Amortization of intangible asset	¥ 3,688